Net Debt - Schedule of Current Assets, Short and Long Term Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	£ 3,723	£ 4,274	£ 6,292
Total current assets	20,769	18,674
Short-term borrowings:
Commercial paper	(1,191)	(252)
Bank loans, overdrafts and other	(448)	(550)
Lease liabilities	(167)	(203)
Short-term borrowings	(3,952)	(3,601)
Long-term borrowings
Lease liabilities	(841)	(812)
Long-term borrowings	(17,035)	(20,572)
Net debt	(17,197)	(19,838)	£ (20,780)	£ (25,215)
Other LongTerm Borrowings [member]
Long-term borrowings
Long-term borrowings	(1)	(1)
New York Stock Exchange [member] | 2.850% US$ US Medium Term Note 2022 [Member]
Short-term borrowings:
Short-term borrowings	0	(1,483)
New York Stock Exchange [member] | 2.875% US$ US Medium Term Note 2022 [Member]
Short-term borrowings:
Short-term borrowings	0	(1,113)
New York Stock Exchange [member] | 2.800% US$ US Medium Term Note 2023 [member]
Long-term borrowings
Long-term borrowings	0	(926)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2023 [member]
Long-term borrowings
Long-term borrowings	0	(925)
New York Stock Exchange [member] | 3.000% US$ US Medium Term Note 2024 [Member]
Long-term borrowings
Long-term borrowings	(829)	(739)
New York Stock Exchange [member] | 3.625% US$ US Medium Term Note 2025 [member]
Long-term borrowings
Long-term borrowings	(827)	(738)
New York Stock Exchange [member] | 0.534% US$ US Medium Term Note 2023 [Member]
Long-term borrowings
Long-term borrowings	0	(926)
New York Stock Exchange [member] | 3.875% US$ US Medium Term Note 2028 [member]
Long-term borrowings
Long-term borrowings	(1,450)	(1,294)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2029 [Member]
Long-term borrowings
Long-term borrowings	(822)	(733)
New York Stock Exchange [member] | 6.375% US Medium Term Note 2038 [Member]
Long-term borrowings
Long-term borrowings	(2,264)	(2,022)
New York Stock Exchange [member] | 4.200% US$ US Medium Term Note 2043 [Member]
Long-term borrowings
Long-term borrowings	(408)	(364)
New York Stock Exchange [member] | 0.000% US$ US Medium Term Note 2023 [Member]
Long-term borrowings
Long-term borrowings	0	(204)
New York Stock Exchange [member] | 0.534% US$ Medium Term Note 2023 [Member]
Short-term borrowings:
Short-term borrowings	(1,038)	0
London Stock Exchange [member] | 0.125% € Euro Medium Term Note 2023 [Member]
Long-term borrowings
Long-term borrowings	0	(629)
London Stock Exchange [member] | 0.000% € Euro Medium Term Note 2023 [Member]
Long-term borrowings
Long-term borrowings	0	(420)
London Stock Exchange [member] | 1.375% € Euro Medium Term Note 2024 [Member]
Long-term borrowings
Long-term borrowings	(884)	(836)
London Stock Exchange [member] | 4.000% € Euro Medium Term Note 2025 [Member]
Long-term borrowings
Long-term borrowings	(663)	(627)
London Stock Exchange [member] | 1.000% € Euro Medium Term Note 2026 [Member]
Long-term borrowings
Long-term borrowings	(620)	(587)
London Stock Exchange [member] | 1.250% Euro Medium Term Note 2026 [member]
Long-term borrowings
Long-term borrowings	(885)	(838)
London Stock Exchange [member] | 3.375% Euro Medium Term Note 2027 [Member]
Long-term borrowings
Long-term borrowings	(306)	(595)
London Stock Exchange [member] | 1.25% Euro Medium Term Note 2028 [Member]
Long-term borrowings
Long-term borrowings	(744)	(743)
London Stock Exchange [member] | 1.375% € Euro Medium Term Note 2029 [Member]
Long-term borrowings
Long-term borrowings	(441)	(418)
London Stock Exchange [member] | 1.750% Euro Medium Term Note 2030 [member]
Long-term borrowings
Long-term borrowings	(663)	(628)
London Stock Exchange [member] | 5.250% Euro Medium Term Note 2033 [Member]
Long-term borrowings
Long-term borrowings	(640)	(984)
London Stock Exchange [member] | 5.375% US Medium Term Note 2034 [Member]
Long-term borrowings
Long-term borrowings	(412)	(368)
London Stock Exchange [member] | 1.625% Euro Medium Term Note 2035 [Member]
Long-term borrowings
Long-term borrowings	(744)	(744)
London Stock Exchange [member] | 6.375% Euro Medium Term Note 2039 [Member]
Long-term borrowings
Long-term borrowings	(695)	(695)
London Stock Exchange [member] | 5.250% Euro Medium Term Note 2042 [Member]
Long-term borrowings
Long-term borrowings	(472)	(987)
London Stock Exchange [member] | 4.250% Euro Medium Term Note 2045 [Member]
Long-term borrowings
Long-term borrowings	(366)	(789)
London Stock Exchange [member] | 3.125% € Euro Medium Term Note 2032 [Member]
Long-term borrowings
Long-term borrowings	(616)	0
London Stock Exchange [member] | 3.000% € Euro Medium Term Note 2027 [Member]
Long-term borrowings
Long-term borrowings	(442)	0
London Stock Exchange [member] | 0.000% € European Medium Term Note 20230.000% € European Medium Term Note 2023 [Member]
Short-term borrowings:
Short-term borrowings	(443)	0
London Stock Exchange [member] | 0.125% € European Medium Term Note 2023 [Member]
Short-term borrowings:
Short-term borrowings	(665)	0
Net debt [member]
Current assets:
Liquid investments	67	61
Cash and cash equivalents	3,723	4,274
Total current assets	£ 3,790	£ 4,335